United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: 2024-12-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Market Neutral Fund

Class A Shares | QAMNX

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$224	2.06%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3 Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with significant financing requirements and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Industrials and Utilities aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in AppLovin Corporation (Class A Shares) and Vistra Corp., and a short position in Super Micro Computer, Inc.

Top Detractors from Performance

  Poor stock selection among companies with flat or improving earnings to price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Materials detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Broadcom Inc., Upstart Holdings, Inc. and Tesla, Inc.

Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	ICE 3M US T-Bill Index	Morningstar Equity Market Neutral Funds Average
12/31/2014	$9,449	$10,000	$10,000	$10,000
12/31/2015	$9,457	$10,048	$10,005	$10,176
12/31/2016	$9,770	$11,327	$10,038	$10,299
12/31/2017	$10,518	$13,721	$10,124	$10,650
12/31/2018	$9,917	$13,002	$10,314	$10,626
12/31/2019	$11,033	$17,035	$10,549	$10,630
12/31/2020	$10,591	$20,593	$10,619	$10,078
12/31/2021	$13,051	$25,877	$10,625	$10,799
12/31/2022	$14,250	$20,907	$10,779	$11,452
12/31/2023	$14,920	$26,334	$11,320	$12,058
12/31/2024	$17,505	$32,604	$11,914	$13,139

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	10.89%	8.44%	5.76%
Class A Shares without sales load	17.32%	9.67%	6.36%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
ICE 3M US T-Bill Index	5.25%	2.46%	1.77%
Morningstar Equity Market Neutral Funds Average	9.12%	4.23%	2.72%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$942,584,614
  Number of Investments409
  Portfolio Turnover58%
  Total Advisory Fees Paid$4,276,825

Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(73.9%)
Cash Equivalents	12.5%
Collateral on Deposit for Securities Sold Short	76.4%
Common Stocks	80.5%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.9%
Materials	3.4%
Real Estate	3.8%
Communication Services	4.1%
Energy	4.2%
Consumer Staples	7.7%
Consumer Discretionary	10.4%
Financials	12.9%
Health Care	12.9%
Industrials	13.1%
Information Technology	25.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A440

Q455470-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Market Neutral Fund

Institutional Shares | QQMNX

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$201	1.85%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3 Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with significant financing requirements and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Industrials and Utilities aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in AppLovin Corporation (Class A Shares) and Vistra Corp., and a short position in Super Micro Computer, Inc.

Top Detractors from Performance

  Poor stock selection among companies with flat or improving earnings to price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Materials detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Broadcom Inc., Upstart Holdings, Inc. and Tesla, Inc.

Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	ICE 3M US T-Bill Index	Morningstar Equity Market Neutral Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,031	$10,048	$10,005	$10,176
12/31/2016	$10,385	$11,327	$10,038	$10,299
12/31/2017	$11,181	$13,721	$10,124	$10,650
12/31/2018	$10,553	$13,002	$10,314	$10,626
12/31/2019	$11,764	$17,035	$10,549	$10,630
12/31/2020	$11,324	$20,593	$10,619	$10,078
12/31/2021	$13,925	$25,877	$10,625	$10,799
12/31/2022	$15,242	$20,907	$10,779	$11,452
12/31/2023	$15,999	$26,334	$11,320	$12,058
12/31/2024	$18,812	$32,604	$11,914	$13,139

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	17.58%	9.84%	6.52%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
ICE 3M US T-Bill Index	5.25%	2.46%	1.77%
Morningstar Equity Market Neutral Funds Average	9.12%	4.23%	2.72%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$942,584,614
  Number of Investments409
  Portfolio Turnover58%
  Total Advisory Fees Paid$4,276,825

Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(73.9%)
Cash Equivalents	12.5%
Collateral on Deposit for Securities Sold Short	76.4%
Common Stocks	80.5%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.9%
Materials	3.4%
Real Estate	3.8%
Communication Services	4.1%
Energy	4.2%
Consumer Staples	7.7%
Consumer Discretionary	10.4%
Financials	12.9%
Health Care	12.9%
Industrials	13.1%
Information Technology	25.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A432

Q455470-B (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $388,760

Fiscal year ended 2023 - $407,580

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,937 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $34,531 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $263,285

Fiscal year ended 2023 - $282,833

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2024

Share Class | Ticker	A | QAMNX	Institutional | QQMNX

Federated Hermes MDT Market Neutral Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Shares			Value
		COMMON STOCKS—80.5%
		Communication Services—4.5%
159,133	[1,2]	CarGurus, Inc.	$ 5,814,720
5,911		Electronic Arts, Inc.	864,779
40,980	[1,2]	Live Nation Entertainment, Inc.	5,306,910
10,491	[2]	Madison Square Garden Spinco	373,480
5,365		Meta Platforms, Inc.	3,141,261
31,165	[1,2]	Pinterest, Inc.	903,785
102,528	[1,2]	ROBLOX Corp.	5,932,270
38,743	[1,2]	Spotify Technology S.A.	17,332,843
2,816	[2]	Trade Desk, Inc./The	330,965
20,802	[1,2]	Yelp, Inc.	805,037
210,253	[1,2]	ZoomInfo Technologies, Inc.	2,209,759
		TOTAL	43,015,809
		Consumer Discretionary—8.9%
29,320	[1]	Advance Auto Parts, Inc.	1,386,543
14,719	[2]	Birkenstock Holding Ltd.	833,979
28,284	[1,2]	Carvana Co.	5,751,834
75,885	[1,2]	Cava Group, Inc.	8,559,828
1,173		Dick’s Sporting Goods, Inc.	268,429
91,146	[1,2]	DoorDash, Inc.	15,289,742
20,391	[1,2]	Duolingo, Inc.	6,611,374
30,863	[1,2]	Expedia Group, Inc.	5,750,703
28,158	[1]	Ford Motor Co.	278,764
120,305	[1]	Gap (The), Inc.	2,842,807
143,137		General Motors Co.	7,624,908
1,920		Lennar Corp., Class A	261,830
781		Murphy USA, Inc.	391,867
37,933	[2]	Norwegian Cruise Line Holdings Ltd.	976,016
31,389	[1]	PVH Corp.	3,319,387
62,981	[1,2]	Revolve Group, Inc.	2,109,234
12,254	[1]	Royal Caribbean Cruises Ltd.	2,826,875
79,107	[1,2]	SharkNinja, Inc.	7,701,858
87,322	[1,2]	Stitch Fix, Inc.	376,358
2,995	[2]	Ulta Beauty, Inc.	1,302,615
169,069	[1,2]	Under Armour, Inc., Class A	1,399,891
40,906		V.F. Corp.	877,843
23,285	[1]	Wingstop, Inc.	6,617,597
5,484		Wynn Resorts Ltd.	472,501
		TOTAL	83,832,783
		Consumer Staples—6.2%
19,580		Albertsons Cos., Inc.	384,551
112,835	[2]	Bellring Brands, Inc.	8,500,989
8,313		Bunge Global S.A.	646,419
9,462		Clorox Co.	1,536,724
28,088		Colgate-Palmolive Co.	2,553,480
8,744	[1]	Costco Wholesale Corp.	8,011,865
17,661		General Mills, Inc.	1,126,242
41,512	[1,2]	Hain Celestial Group, Inc.	255,299
29,880		Kimberly-Clark Corp.	3,915,475
6,882	[1]	Kroger Co.	420,834
304,643	[1,2]	Maplebear, Inc.	12,618,313
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
7,971		PepsiCo, Inc.	$ 1,212,070
58,763	[1]	Philip Morris International, Inc.	7,072,127
7,509	[2]	Post Holdings, Inc.	859,480
10,701	[1]	Spectrum Brands Holdings, Inc.	904,128
64,119	[1,2]	Sprouts Farmers Market, Inc.	8,147,601
		TOTAL	58,165,597
		Energy—2.1%
20,611		Cheniere Energy, Inc.	4,428,686
28,449	[1]	CONSOL Energy, Inc.	3,034,939
16,310	[1]	Devon Energy Corp.	533,826
58,349		EOG Resources, Inc.	7,152,421
29,500	[1,2]	Oceaneering International, Inc.	769,360
19,563	[1]	SM Energy Co.	758,262
10,872		Targa Resources, Inc.	1,940,652
22,181	[1]	Weatherford International PLC	1,588,825
		TOTAL	20,206,971
		Financials—11.5%
9,010		Ally Financial, Inc.	324,450
23,325	[1]	Ameriprise Financial, Inc.	12,418,930
19,256	[2]	Arch Capital Group Ltd.	1,778,292
3,195		Assurant, Inc.	681,238
144,470	[1]	Bank of New York Mellon Corp.	11,099,630
5,497	[2]	Block, Inc.	467,190
2,043	[1]	Cboe Global Markets, Inc.	399,202
1,413	[1,2]	Coinbase Global, Inc.	350,848
108,955		Corebridge Financial, Inc.	3,261,023
7,762		Globe Life, Inc.	865,618
64,891	[1,2]	Green Dot Corp.	690,440
27,516	[1]	Interactive Brokers Group, Inc., Class A	4,861,252
77,602	[1]	Intercontinental Exchange, Inc.	11,563,474
152,600	[1]	Jackson Financial, Inc.	13,288,408
58,160		Janus Henderson Group PLC	2,473,545
125,234	[1,2]	LendingClub Corp.	2,027,538
18,775	[1,2]	LendingTree, Inc.	727,531
33,615	[1]	Live Oak Bancshares, Inc.	1,329,473
49,270	[1]	Northern Trust Corp.	5,050,175
97,379	[1,2]	Open Lending	581,353
19,054	[1]	Principal Financial Group, Inc.	1,474,970
38,224	[1]	PROG Holdings, Inc.	1,615,346
5,144		Progressive Corp., OH	1,232,554
93,447	[1]	Prudential Financial, Inc.	11,076,273
30,322	[2]	Robinhood Markets, Inc.	1,129,798
110,155	[1]	State Street Corp.	10,811,713
226,931	[1,2]	StoneCo Ltd.	1,808,640
13,430	[1]	The Travelers Cos., Inc.	3,235,153
36,316	[2]	Toast, Inc.	1,323,718
3,504	[2]	Triumph Financial, Inc.	318,444
		TOTAL	108,266,219
		Health Care—11.4%
108,208	[1]	AbbVie, Inc.	19,228,562
13,633	[1,2]	Agios Pharmaceuticals, Inc.	447,980
12,674	[1,2]	Align Technology, Inc.	2,642,656
19,811	[1,2]	Alnylam Pharmaceuticals, Inc.	4,661,726
8,838		Amgen, Inc.	2,303,536
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
16,754	[1,2]	Biogen, Inc.	$ 2,562,022
23,571		Cardinal Health, Inc.	2,787,742
35,081	[1,2]	CareDx, Inc.	751,084
19,158	[1]	Cencora, Inc.	4,304,419
92,276	[1,2]	Community Health Systems, Inc.	275,905
134,489	[1,2]	Elanco Animal Health, Inc.	1,628,662
41,882	[1,2]	Fulgent Genetics, Inc.	773,561
6,481	[1]	GE HealthCare Technologies, Inc.	506,685
156,572	[1]	Gilead Sciences, Inc.	14,462,556
26,504	[2]	Halozyme Therapeutics, Inc.	1,267,156
16,106		Humana, Inc.	4,086,253
33,996	[1,2]	Illumina, Inc.	4,542,886
85,465	[1,2]	Incyte Genomics, Inc.	5,903,068
129,987	[1,2]	Inmode Ltd.	2,170,783
17,825	[2]	Insulet Corp.	4,653,573
72,622	[1]	Johnson & Johnson	10,502,594
3,885	[1,2]	Molina Healthcare, Inc.	1,130,729
145,287	[1,2]	NeoGenomics, Inc.	2,394,330
51,195	[1,2]	Nevro Corp.	190,445
50,506	[2]	Novavax, Inc.	406,068
47,108	[1,2]	Omnicell, Inc.	2,097,248
75,672		Organon & Co.	1,129,026
24,924	[1,2]	Privia Health Group, Inc.	487,264
5,480	[2]	Regeneron Pharmaceuticals, Inc.	3,903,568
106,054	[1,2]	Teladoc Health, Inc.	964,031
18,797	[2]	Tenet Healthcare Corp.	2,372,745
2,013		The Cigna Group	555,870
2,708	[1,2]	Vertex Pharmaceuticals, Inc.	1,090,512
2,110		Zoetis, Inc.	343,782
		TOTAL	107,529,027
		Industrials—10.3%
36,040	[1]	Allison Transmission Holdings, Inc.	3,894,483
37,209	[2]	APi Group Corp.	1,338,409
15,746	[1]	Apogee Enterprises, Inc.	1,124,422
35,735	[1,2]	Astronics Corp.	570,331
30,159		Atmus Filtration Technologies, Inc.	1,181,630
6,957	[2]	Azek Co., Inc.	330,249
20,283	[1,2]	BlueLinx Holdings, Inc.	2,072,111
11,176	[1,2]	DXP Enterprises, Inc.	923,361
1,591		Eaton Corp. PLC	528,005
21,567	[2]	Fluence Energy, Inc.	342,484
12,437		GE Aerospace	2,074,367
60,627	[1,2]	GE Vernova, Inc.	19,942,039
8,790	[1,2]	Generac Holdings, Inc.	1,362,890
7,805	[2]	GMS, Inc.	662,098
14,821		Leidos Holdings, Inc.	2,135,113
21,541	[1]	Masco Corp.	1,563,230
17,644	[1,2]	Parsons Corp.	1,627,659
50,094	[1]	Paycom Software, Inc.	10,267,767
63,039	[1]	Pitney Bowes, Inc.	456,402
27,248	[1,2]	Proto Labs, Inc.	1,065,124
1,102		Rockwell Automation, Inc.	314,941
37,844	[1,2]	SkyWest, Inc.	3,789,320
10,846	[1]	Trane Technologies PLC	4,005,970
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
2,155	[1,2]	TransDigm, Inc.	$ 2,730,989
74,693	[2]	United Airlines Holdings, Inc.	7,252,690
208,913	[1]	Veralto Corp.	21,277,789
25,171		Vertiv Holdings Co.	2,859,677
13,264		Xylem, Inc.	1,538,889
		TOTAL	97,232,439
		Information Technology—20.1%
1,424	[2]	Adobe, Inc.	633,224
6,177		Applied Materials, Inc.	1,004,566
28,639	[1,2]	AppLovin Corp.	9,274,167
100,484	[1,2]	Arista Networks, Inc.	11,106,497
1,376	[2]	Autodesk, Inc.	406,704
20,235	[2]	Axcelis Technologies, Inc.	1,413,819
47,845	[2]	Bill.Com Holdings, Inc.	4,052,950
21,000	[1,2]	Braze, Inc.	879,480
21,571	[1]	Clear Secure, Inc.	574,651
99,920	[1,2]	Datadog, Inc.	14,277,569
4,663	[1,2]	DocuSign, Inc.	419,390
143,023	[1,2]	Enphase Energy, Inc.	9,822,820
1,884	[2]	EPAM Systems, Inc.	440,517
179,031	[1,2]	Fortinet, Inc.	16,914,849
35,343	[1,2]	Freshworks, Inc.	571,496
13,838	[2]	Gitlab, Inc.	779,771
106,871	[1,2]	GoDaddy, Inc.	21,093,129
18,832		HP, Inc.	614,488
5,645	[1,2]	HubSpot, Inc.	3,933,267
3,734	[2]	Impinj, Inc.	542,401
2,840	[1]	KLA Corp.	1,789,541
25,669	[2]	Kyndryl Holdings, Inc.	888,147
48,182	[1,2]	LiveRamp Holdings, Inc.	1,463,287
13,733		Micron Technology, Inc.	1,155,769
1,319		Motorola Solutions, Inc.	609,681
32,216		NetApp, Inc.	3,739,633
150,970	[1,2]	Nutanix, Inc.	9,236,345
12,905	[2]	Okta, Inc.	1,016,914
42,383	[1,2]	ON Semiconductor Corp.	2,672,248
51,495	[2]	Palantir Technologies, Inc.	3,894,567
14,188	[2]	Palo Alto Networks, Inc.	2,581,649
70,400	[1]	Pegasystems, Inc.	6,561,280
14,775	[1,2]	Procore Technologies, Inc.	1,107,091
13,742	[2]	Pure Storage, Inc.	844,171
54,796	[1,2]	Q2 Holdings, Inc.	5,515,217
149,623	[1]	Qualcomm, Inc.	22,985,085
7,482	[1,2]	Qualys, Inc.	1,049,126
23,461	[1,2]	RingCentral, Inc.	821,370
2,379	[1,2]	ServiceNow, Inc.	2,522,026
2,536		Skyworks Solutions, Inc.	224,893
17,736	[1,2]	Synaptics, Inc.	1,353,612
21,121		TD SYNNEX Corp.	2,477,071
26,973		Teradyne, Inc.	3,396,440
105,645	[1,2]	Varonis Systems, Inc.	4,693,807
96,977	[1,2]	Zoom Video Communications, Inc.	7,914,293
		TOTAL	189,269,018
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Materials—2.8%
73,183		Alcoa Corp.	$ 2,764,854
102,506	[1,2]	Axalta Coating Systems Ltd.	3,507,755
58,942	[1]	CRH PLC	5,453,314
58,982	[1]	FMC Corp.	2,867,115
14,186		Freeport-McMoRan, Inc.	540,203
33,585	[1,2]	Knife River Corp.	3,413,579
148,515	[1]	Mosaic Co./The	3,650,499
14,071		PPG Industries, Inc.	1,680,781
20,479	[1]	Steel Dynamics, Inc.	2,336,039
		TOTAL	26,214,139
		Real Estate—2.2%
4,853	[2]	CBRE Group, Inc.	637,150
167,582	[1]	Kilroy Realty Corp.	6,778,692
23,149	[1]	Macerich Co. (The)	461,128
88,734	[1,2]	Redfin Corp.	698,337
92,868	[1]	SL Green Realty Corp.	6,307,595
64,936	[1]	Vornado Realty Trust, LP	2,729,909
39,871	[1,2]	Zillow Group, Inc.	2,824,860
		TOTAL	20,437,671
		Utilities—0.5%
36,952	[1]	Vistra Corp.	5,094,572
		TOTAL COMMON STOCKS (IDENTIFIED COST $634,048,581)	759,264,245
		INVESTMENT COMPANY—12.5%
117,480,736		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[3] (IDENTIFIED COST $117,480,736)	117,480,736
		TOTAL INVESTMENT IN SECURITIES—93.0% (IDENTIFIED COST $751,529,317)[4]	876,744,981
		OTHER ASSETS AND LIABILITIES - NET—7.0%[5]	65,839,633
		TOTAL NET ASSETS—100%	$942,584,614
SECURITIES SOLD SHORT—(73.9)%
Shares			Value
		Communication Services—(3.0)%
9,316		ATN International, Inc.	$ 156,602
10,682	[2]	Charter Communications, Inc.	3,661,469
36,194	[2]	E.W. Scripps Co.	79,989
173,051	[2]	Magnite, Inc.	2,754,972
15,695		Sinclair, Inc.	253,317
34,899	[2]	Take-Two Interactive Software, Inc.	6,424,208
99,727		TKO Group Holdings, Inc.	14,172,204
2,006		T-Mobile USA, Inc.	442,784
92,375	[2]	Vimeo Holdings, Inc.	591,200
		TOTAL	28,536,745
		Consumer Discretionary—(7.7)%
141,127	[2]	Caesars Entertainment Corp.	4,716,464
41,459	[2]	CarMax, Inc.	3,389,688
40,149		Churchill Downs, Inc.	5,361,497
57,070	[2]	Dave & Buster’s Entertainment, Inc.	1,665,873
66,618	[2]	DraftKings, Inc.	2,478,190
50,963	[2]	Five Below, Inc.	5,349,077
24,908	[2]	Floor & Decor Holdings, Inc.	2,483,328
22,568	[2]	Fox Factory Holding Corp.	683,133
44,416		Garmin Ltd.	9,161,244
Annual Financial Statements and Additional Information

Shares			Value
		Consumer Discretionary—continued
44,179		Genuine Parts Co.	$ 5,158,340
19,736	[2]	G-III Apparel Group Ltd.	643,788
3,395	[2]	Grand Canyon Education, Inc.	556,101
7,528		Lithia Motors, Inc.	2,690,733
38,868		LKQ Corp.	1,428,399
23,514		Nike, Inc., Class B	1,779,304
85,202	[2]	Rivian Automotive, Inc.	1,133,187
123,115		Starbucks Corp.	11,234,244
27,793	[2]	Tesla, Inc.	11,223,925
74,457	[2]	The RealReal, Inc.	813,815
14,759	[2]	Wayfair, Inc.	654,119
		TOTAL	72,604,449
		Consumer Staples—(5.7)%
247,080		Dollar General Corp.	18,733,606
99,811	[2]	Dollar Tree, Inc.	7,479,836
58,320	[2]	elf Beauty, Inc.	7,322,076
24,834		Estee Lauder Cos., Inc., Class A	1,862,053
36,518	[2]	Grocery Outlet Holding Corp.	570,046
239,771		Lamb Weston Holdings, Inc.	16,023,896
10,364	[2]	Monster Beverage Corp.	544,732
7,091		Target Corp.	958,561
		TOTAL	53,494,806
		Energy—(3.1)%
27,906	[2]	Antero Resources Corp.	978,105
91,277		Diamondback Energy, Inc.	14,953,911
7,226	[2]	DMC Global, Inc.	53,111
84,694		Exxon Mobil Corp.	9,110,533
22,335	[2]	Green Plains, Inc.	211,736
11,153		ONEOK, Inc.	1,119,761
20,811		Schlumberger Ltd.	797,894
64,877		Sitio Royalties Corp.	1,244,341
28,629	[2]	Vital Energy, Inc.	885,209
		TOTAL	29,354,601
		Financials—(9.5)%
67,000		American Express Co.	19,884,930
4,812		Ameris Bancorp	301,087
5,950		Apollo Global Management, Inc.	982,702
7,402		Ares Management Corp.	1,310,376
35,837		BGC Group, Inc.	324,683
88,447		Blackstone, Inc.	15,250,032
23,267		Cannae Holdings, Inc.	462,083
19,765		Capital One Financial Co.	3,524,495
49,640		Citigroup, Inc.	3,494,160
12,762		Comerica, Inc.	789,330
2,965		Erie Indemnity Co.	1,222,262
16,306		First Interstate BancSystem, Inc., Class A	529,456
25,516		Glacier Bancorp, Inc.	1,281,413
1,546	[2]	GoHealth, Inc.	20,701
96,179		JPMorgan Chase & Co.	23,055,068
2,896		KKR & Co., Inc.	428,347
5,416	[2]	PayPal Holdings, Inc.	462,256
16,794	[2]	PRA Group, Inc.	350,827
166,828	[2]	Remitly Global, Inc.	3,765,308
16,127		SEI Investments Co.	1,330,155
10,270	[2]	StoneX Group, Inc.	1,006,152
Annual Financial Statements and Additional Information

Shares			Value
		Financials—continued
9,963		U.S. Bancorp	$ 476,530
106,108	[2]	Upstart Holdings, Inc.	6,533,069
27,289		Webster Financial Corp. Waterbury	1,506,933
6,617		Wells Fargo & Co.	464,778
11,356		Western Alliance Bancorp	948,680
		TOTAL	89,705,813
		Health Care—(9.5)%
79,919	[2]	10X Genomics, Inc.	1,147,637
172,321	[2]	Acadia Healthcare Co., Inc.	6,832,528
54,159	[2]	AdaptHealth Corp.	515,594
142,408	[2]	agilon health, Inc.	270,575
18,681	[2]	Akero Therapeutics, Inc.	519,705
188,267	[2]	Apellis Pharmaceuticals, Inc.	6,007,600
54,445	[2]	Arrowhead Pharmaceuticals, Inc.	1,023,566
45,849	[2]	Axsome Therapeutics, Inc.	3,879,284
43,732	[2]	Biohaven Ltd.	1,633,390
10,376		Bio-Techne Corp.	747,383
255,919	[2]	Bridgebio Pharma, Inc.	7,022,417
33,311	[2]	Cryoport, Inc.	259,160
12,748		CVS Health Corp.	572,258
214,226	[2]	Dexcom, Inc.	16,660,356
18,865	[2]	Edwards Lifesciences Corp.	1,396,576
808		Eli Lilly & Co.	623,776
48,102	[2]	Exact Sciences Corp.	2,702,851
13,922	[2]	HealthEquity, Inc.	1,335,816
86,617	[2]	Heron Therapeutics, Inc.	132,524
71,757	[2]	Immunovant, Inc.	1,777,421
12,008	[2]	Inspire Medical Systems, Inc.	2,226,043
32,484	[2]	Intellia Therapeutics, Inc.	378,763
7,320	[2]	iRhythm Technologies, Inc.	660,044
56,397	[2]	Karyopharm Therapeutics, Inc.	38,141
52,571	[2]	Kodiak Sciences, Inc.	523,082
10,212	[2]	Madrigal Pharmaceuticals, Inc.	3,151,117
40,425	[2]	Masimo Corp.	6,682,253
50,566	[2]	Neogen Corp.	613,871
5,734	[2]	Nuvalent, Inc.	448,858
28,474	[2]	Outset Medical, Inc.	31,606
45,379	[2]	PTC Therapeutics, Inc.	2,048,408
23,094	[2]	Repligen Corp.	3,324,150
40,093	[2]	Sotera Health Topco, Inc.	548,472
108,683	[2]	Summit Therapeutics, Inc.	1,939,448
5,092	[2]	Ultragenyx Pharmaceutical, Inc.	214,220
9,431		UnitedHealth Group, Inc.	4,770,766
29,098	[2]	Vaxcyte, Inc.	2,381,962
43,269	[2]	Viking Therapeutics, Inc.	1,741,145
9,619		West Pharmaceutical Services, Inc.	3,150,800
		TOTAL	89,933,566
		Industrials—(9.7)%
3,208	[2]	Aerovironment, Inc.	493,679
86,347		Air Lease Corp.	4,162,789
15,013	[2]	Ameresco, Inc.	352,505
54,359	[2]	Avis Budget Group, Inc.	4,381,879
116,453	[2]	Boeing Co.	20,612,181
33,269		Carrier Global Corp.	2,270,942
25,594	[2]	Chart Industries, Inc.	4,884,359
Annual Financial Statements and Additional Information

Shares			Value
		Industrials—continued
183,137		Concentrix Corp.	$ 7,924,338
152,991	[2]	Copart, Inc.	8,780,153
20,004	[2]	Core & Main, Inc.	1,018,404
164,381	[2]	Driven Brands Holdings, Inc.	2,653,109
15,605		Fastenal Co.	1,122,156
3,294	[2]	FTI Consulting, Inc.	629,582
8,429		Honeywell International, Inc.	1,904,027
11,936		Ingersoll-Rand, Inc.	1,079,731
5,370	[2]	Kirby Corp.	568,146
126,434		Knight-Swift Transportation Holdings, Inc.	6,706,059
7,498	[2]	Mastec, Inc.	1,020,778
19,185	[2]	Mercury Systems, Inc.	805,770
341,535	[2]	NEXTracker, Inc.	12,476,273
17,495		Old Dominion Freight Lines, Inc.	3,086,118
8,072	[2]	Saia, Inc.	3,678,653
11,980	[2]	Vicor Corp.	578,874
		TOTAL	91,190,505
		Information Technology—(18.9)%
12,679	[2]	Akamai Technologies, Inc.	1,212,746
124,713	[2]	Allegro MicroSystems, Inc.	2,726,226
19,302	[2]	Appian Corp.	636,580
84,566		Apple, Inc.	21,177,018
38,307	[2]	Asana, Inc.	776,483
33,097	[2]	Aspen Technology, Inc.	8,262,004
51,470	[2]	Astera Labs, Inc.	6,817,201
85,743		Broadcom, Inc.	19,878,657
3,158	[2]	Cadence Design Systems, Inc.	948,853
15,165		Cisco Systems, Inc.	897,768
46,941	[2]	Cleanspark, Inc.	432,327
457,992	[2]	DoubleVerify Holdings, Inc.	8,798,026
26,535		Entegris, Inc.	2,628,557
18,443	[2]	Globalfoundries, Inc.	791,389
331,033		Intel Corp.	6,637,212
4,022	[2]	Lattice Semiconductor Corp.	227,846
39,824	[2]	MARA Holdings, Inc.	667,848
3,984		Microsoft Corp.	1,679,256
11,245	[2]	MicroStrategy, Inc., Class A	3,256,777
66,143	[2]	MongoDB, Inc.	15,398,752
71,720	[2]	nCino, Inc.	2,408,358
96,908		NVIDIA Corp.	13,013,775
27,162		Oracle Corp.	4,526,276
23,340	[2]	Par Technology Corp.	1,696,118
12,104	[2]	PTC, Inc.	2,225,562
5,036	[2]	Sitime Corp.	1,080,373
130,371	[2]	Snowflake, Inc.	20,130,586
106,938	[2]	Sprout Social, Inc.	3,284,066
304,636	[2]	Super Micro Computer, Inc.	9,285,305
881	[2]	Synopsys, Inc.	427,602
19,490		Ubiquiti Networks, Inc.	6,469,316
251,108	[2]	Unity Software, Inc.	5,642,397
11,615	[2]	Veeco Instruments, Inc.	311,282
36,925	[2]	ViaSat, Inc.	314,232
30,611	[2]	Zeta Global Holdings Corp.	550,692
18,360	[2]	Zscaler, Inc.	3,312,328
		TOTAL	178,529,794
Annual Financial Statements and Additional Information

Shares			Value
		Materials—(2.5)%
67,573		Air Products & Chemicals, Inc.	$ 19,598,873
11,007		Albemarle Corp.	947,483
6,168		Carpenter Technology Corp.	1,046,771
78,962	[2]	MP Materials Corp.	1,231,807
5,719		Quaker Chemical Corp.	805,007
		TOTAL	23,629,941
		Real Estate—(2.9)%
13,355		American Tower Corp.	2,449,440
8,776		Digital Realty Trust, Inc.	1,556,248
1,422		Equinix, Inc.	1,340,790
77,427		Extra Space Storage, Inc.	11,583,079
192,148		Healthcare Realty Trust, Inc.	3,256,909
15,357	[2]	Howard Hughes Holdings, Inc.	1,181,260
4,907		ProLogis, Inc.	518,670
3,054		Public Storage	914,490
54,538		Realty Income Corp.	2,912,875
42,489		Weyerhaeuser Co.	1,196,065
		TOTAL	26,909,826
		Utilities—(1.4)%
10,352		Alliant Energy Corp.	612,217
9,364	[2]	Brookfield Renewable Corp.	259,008
14,652		Dominion Energy, Inc.	789,157
44,933		NextEra Energy, Inc.	3,221,247
4,162		NRG Energy, Inc.	375,496
3,973		Ormat Technologies, Inc.	269,051
75,926		Sempra Energy	6,660,229
8,837		Southwest Gas Holdings, Inc.	624,864
4,829		Xcel Energy, Inc.	326,054
		TOTAL	13,137,323
		Total Securities Sold Short (PROCEEDS $664,093,680)	$697,027,369
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$17,374,947	$—	$17,374,947
Purchases at Cost	$124,308,136	$481,431,490	$605,739,626
Proceeds from Sales	$(141,671,800)	$(363,950,754)	$(505,622,554)
Change in Unrealized Appreciation/Depreciation	$(2,926)	$—	$(2,926)
Net Realized Gain/(Loss)	$(8,357)	$—	$(8,357)
Value as of 12/31/2024	$—	$117,480,736	$117,480,736
Shares Held as of 12/31/2024	—	117,480,736	117,480,736
Dividend Income	$443,668	$1,892,921	$2,336,589

1	All or a portion of these securities have been pledged as collateral for open short positions.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $763,981,103.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At December 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(formerly, Investor Class Shares)
(For a Share Outstanding Throughout Each Period)1
	Year Ended December 31,				Period Ended 12/31/2020[3]	Year Ended January 31, 2020
	2024	2023	2022	2021[2]
Net Asset Value, Beginning of Period	$17.05	$17.28	$17.75	$17.47	$17.94	$17.06
Income From Investment Operations:
Net investment income (loss)[4]	0.58	0.50	0.08	(0.07)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	2.37	0.28	1.48	4.04	(0.40)	1.02
Total From Investment Operations	2.95	0.78	1.56	3.97	(0.47)	0.97
Less Distributions:
Distributions from net investment income	(0.36)	(0.51)	—	—	—	(0.09)
Distributions from net realized gain	—	(0.50)	(2.03)	(3.69)	—	—
Total Distributions	(0.36)	(1.01)	(2.03)	(3.69)	—	(0.09)
Net Asset Value, End of Period	$19.64	$17.05	$17.28	$17.75	$17.47	$17.94
Total Return[5]	17.32%	4.71%	9.24%	23.16%	(2.62)%	5.69%
Ratios to Average Net Assets:
Net expenses[6]	2.06%	2.14%	1.85%	1.26%	1.61%	1.50%
Net expenses excluding dividends and other expenses related to short sales	1.33%	1.31%	1.33%	0.93%	1.43%	1.34%
Net investment income (loss)	2.98%	2.88%	0.43%	(0.36)%	(0.47)%	(0.28)%
Expense waiver/reimbursement[7]	0.01%	0.07%	0.15%	0.13%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,447	$13,857	$10,276	$2,554	$2,765	$12,667
Portfolio turnover[8]	58%	150%	270%	204%	74%	83%

1
Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) was reorganized into Federated Hermes MDT Market Neutral Fund (the “Fund”), a
portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Year Ended December 31,				Period Ended 12/31/2020[3]	Year Ended January 31, 2020
	2024	2023	2022	2021[2]
Net Asset Value, Beginning of Period	$17.56	$17.76	$18.16	$17.84	$18.36	$17.48
Income From Investment Operations:
Net investment income (loss)[4]	0.62	0.55	0.10	(0.11)	(0.04)	0.11
Net realized and unrealized gain (loss)	2.47	0.30	1.55	4.12	(0.40)	0.91
Total From Investment Operations	3.09	0.85	1.65	4.01	(0.44)	1.02
Less Distributions:
Distributions from net investment income	(0.38)	(0.55)	(0.02)	—	(0.08)	(0.14)
Distributions from net realized gain	—	(0.50)	(2.03)	(3.69)	—	—
Total Distributions	(0.38)	(1.05)	(2.05)	(3.69)	(0.08)	(0.14)
Net Asset Value, End of Period	$20.27	$17.56	$17.76	$18.16	$17.84	$18.36
Total Return[5]	17.58%	4.96%	9.52%	22.90%	(2.37)%	5.83%
Ratios to Average Net Assets:
Net expenses[6]	1.85%	1.93%	1.60%	1.44%	1.37%	1.25%
Net expenses excluding dividends and other expenses related to short sales	1.08%	1.08%	1.08%	1.12%	1.19%	1.08%
Net investment income (loss)	3.14%	3.10%	0.55%	(0.55)%	(0.29)%	0.63%
Expense waiver/reimbursement[7]	0.01%	0.07%	0.16%	0.14%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$707,137	$318,862	$232,152	$85,310	$79,415	$120,650
Portfolio turnover[8]	58%	150%	270%	204%	74%	83%

1
The Predecessor Fund was reorganized into the Fund, a portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The
Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor
Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $117,480,736 of investments in affiliated holdings* (identified cost $751,529,317, including $117,480,736 of identified cost in affiliated holdings)	$876,744,981
Cash	8,518
Due from broker (Note 2)	22,000,000
Deposit at broker for short sales	720,219,880
Income receivable	366,452
Income receivable from affiliated holdings	409,273
Interest receivable on short positions	1,476,598
Receivable for investments sold	4,471,158
Receivable for shares sold	20,870,012
Total Assets	1,646,566,872
Liabilities:
Securities sold short, at value (proceeds $664,093,680)	697,027,369
Dividends payable on short positions	206,591
Payable for investments purchased	4,321,027
Payable for shares redeemed	2,075,980
Payable for investment adviser fee (Note 5)	17,663
Payable for administrative fee (Note 5)	1,958
Payable for other service fees (Notes 2 and 5)	36,322
Accrued expenses (Note 5)	295,348
Total Liabilities	703,982,258
Net assets for 46,876,523 shares outstanding	$942,584,614
Net Assets Consist of:
Paid-in capital	$885,463,480
Total distributable earnings (loss)	57,121,134
Total Net Assets	$942,584,614
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($235,447,148 ÷ 11,988,314 shares outstanding), no par value, unlimited shares authorized	$19.64
Offering price per share (100/94.50 of $19.64)	$20.78
Redemption proceeds per share	$19.64
Institutional Shares:
Net asset value per share ($707,137,466 ÷ 34,888,209 shares outstanding), no par value, unlimited shares authorized	$20.27
Offering price per share	$20.27
Redemption proceeds per share	$20.27

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$20,103,256
Dividends (including $2,336,589 received from affiliated holdings*)	6,987,847
TOTAL INCOME	27,091,103
Expenses:
Investment adviser fee (Note 5)	4,336,622
Administrative fee (Note 5)	426,920
Custodian fees	68,715
Transfer agent fees	631,539
Directors’/Trustees’ fees (Note 5)	2,428
Auditing fees	46,435
Legal fees	10,839
Portfolio accounting fees	117,269
Other service fees (Notes 2 and 5)	151,158
Share registration costs	196,048
Printing and postage	77,737
Miscellaneous (Note 5)	26,245
Expenses related to short positions	4,149,052
TOTAL EXPENSES	10,241,007
Waiver/reimbursement of investment adviser fee (Note 5)	(59,797)
Net expenses	10,181,210
Net investment income	16,909,893
Realized and Unrealized Gain (Loss) on Investments and Short Sales:
Net realized gain on investments (including net realized loss of $(8,357) on sales of investments in affiliated holdings*)	53,797,014
Net realized loss on short sales	(50,355,246)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,926) on investments in affiliated holdings*)	60,923,699
Net change in unrealized depreciation of securities sold short	(5,223,747)
Net realized and unrealized gain (loss) on investments and short sales	59,141,720
Change in net assets resulting from operations	$76,051,613

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,909,893	$9,706,870
Net realized gain (loss)	3,441,768	(31,464,772)
Net change in unrealized appreciation/depreciation	55,699,952	30,735,470
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	76,051,613	8,977,568
Distributions to Shareholders:
Class A Shares	(3,918,561)	(807,641)
Institutional Shares	(13,015,796)	(18,261,266)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,934,357)	(19,068,907)
Share Transactions:
Proceeds from sale of shares	760,180,466	321,200,654
Net asset value of shares issued to shareholders in payment of distributions declared	16,631,622	18,424,923
Cost of shares redeemed	(226,063,811)	(239,242,360)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	550,748,277	100,383,217
Change in net assets	609,865,533	90,291,878
Net Assets:
Beginning of period	332,719,081	242,427,203
End of period	$942,584,614	$332,719,081
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Hermes MDT Market Neutral Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide long-term capital appreciation while limiting exposure to general stock market risk.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $59,797 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended December 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$151,158
Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Delaware and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the year ended December 31, 2024, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(50,355,246) and $(5,223,747), respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2024		Year Ended 12/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,287,176	$218,718,036	620,285	$10,947,466
Shares issued to shareholders in payment of distributions declared	199,252	3,917,303	48,074	801,286
Shares redeemed	(310,865)	(5,973,947)	(450,366)	(7,735,472)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,175,563	$216,661,392	217,993	$4,013,280
	Year Ended 12/31/2024		Year Ended 12/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,446,696	$541,462,430	17,189,936	$310,253,188
Shares issued to shareholders in payment of distributions declared	626,630	12,714,319	1,025,002	17,623,637
Shares redeemed	(11,344,758)	(220,089,864)	(13,125,536)	(231,506,888)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,728,568	$334,086,885	5,089,402	$96,369,937
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	27,904,131	$550,748,277	5,307,395	$100,383,217
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$16,934,357	$18,786,180
Long-term capital gains	$—	$282,727
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$110,074
Net unrealized appreciation	$79,830,189
Capital loss carryforwards	$(22,819,129)
TOTAL	$57,121,134
At December 31, 2024, the cost of investments for federal tax purposes was $763,981,103. The net unrealized appreciation of investments for federal tax purposes was $79,830,189. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $99,601,597 and unrealized depreciation from investments for those securities having an excess of cost over value of $19,771,408. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
As of December 31, 2024, the Fund had a capital loss carryforward of $22,819,129 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$22,819,129	$—	$22,819,129
The Fund used capital loss carryforwards of $8,723,518 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2024, the Adviser voluntarily waived $23,853 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2024, the Adviser reimbursed $35,944.
Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended December 31, 2024, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended December 31, 2024, FSSC received $506 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.33% and 1.08% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2026, or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$633,530,022
Sales	$275,011,518
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Annual Financial Statements and Additional Information

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2024, 23.8% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended December 31, 2024, 22.7% qualify for the dividend received deduction available to corporate shareholders.
For the year ended December 31, 2024, 77.3% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Adviser Series and the Shareholders of Federated Hermes MDT Market Neutral Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Market Neutral Fund (the Fund), a portfolio of Federated Hermes Adviser Series, including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the period from February 1, 2020 to December 31, 2020, were audited by other independent registered public accountants whose report, dated February 25, 2021, expressed an unqualified opinion on those financial highlights. The financial highlights for the year ended January 31, 2020, were audited by other independent registered public accountants whose report, dated March 31, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 24, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Adviser Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
J. Christopher Donahue	160,690,352.404	890,094.408	0	N/A
John B. Fisher	160,666,838.142	913,608.670	0	N/A
John G. Carson	160,630,876.524	949,570.288	0	N/A
G. Thomas Hough	160,606,554.123	973,892.689	0	N/A
Karen L. Larrimer	160,707,789.945	872,656.867	0	N/A
Max F. Miller	160,201,753.374	1,378,693.438	0	N/A
Frank J. Nasta	160,655,205.430	925,241.382	0	N/A
Thomas M. O’Neill	160,116,012.722	1,464,434.090	0	N/A
Madelyn A. Reilly	160,152,080.357	1,428,366.455	0	N/A
John S. Walsh	159,741,470.299	1,838,976.513	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Market Neutral Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance was at the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates,, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Market Neutral Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A440
CUSIP 31423A432
Q455470 (2/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Market Neutral Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  February 24, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025